Recently Issued Pronouncements	12 Months Ended
Mar. 02, 2013
Recently Issued Pronouncements
3.	RECENTLY ISSUED PRONOUNCEMENTS

In February 2013, the FASB issued authoritative guidance to improve the reporting of reclassifications out of accumulated other comprehensive income. The guidance requires an entity to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under U.S. GAAP to be reclassified in its entirety to net income. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under U.S. GAAP that provide additional detail about those amounts. The new authoritative guidance will become effective for annual and interim reporting periods beginning on or after December 15, 2012, with early adoption permitted. The Company will adopt the guidance in the first quarter of fiscal 2014 and is currently evaluating the impact that the adoption of this guidance will have on its results of operations, financial condition and disclosures.